Right-of-Use Assets and Lease Liabilties	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Lease Liabilties [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILTIES
10.	RIGHT-OF-USE ASSETS AND LEASE LIABILTIES

The carrying amounts of right-of-use assets are as below:

	As of December 31,
	2025	2024
Balance at January 1,	$2,268,022	$2,688,208
New leases	4,054,878	1,580,321
Termination of leases	(38,560)	(114,301)
Depreciation expense	(2,025,685)	(1,861,512)
Exchange difference	264,654	(24,694)
Balance at December 31,	$4,523,309	$2,268,022

The total lease liabilities are as below:

	As of December 31,
	2025	2024
Current portion	$2,141,509	$1,670,909
Non-current portion	2,081,431	889,920
Lease liabilities	$4,222,940	$2,560,829

	As of December 31,
	2025	2024
Total minimum lease payments:
Due within one year	$2,365,069	$1,702,231
Due in the second to fifth years	2,203,473	951,271
	4,568,542	2,653,502
Future finance charges on lease liabilities	(345,602)	(92,673)
Present value of lease liabilities	$4,222,940	$2,560,829

The Company leases various buildings, equipment and vehicles that are used for daily operations during the three years ended December 31, 2025. Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during year 2025, 2024 and 2023 was 7.17%, 5.47% and 4.23%, respectively.

During the years ended December 31, 2025, 2024 and 2023, interest expense of $183,293, $144,451 and $402,844 arising from lease liabilities was included in finance costs, respectively. Depreciation expense related to right-of-use assets was $2,025,685, $1,861,512 and $2,006,421 respectively during the years ended December 31, 2025, 2024 and 2023.